Safe Notes - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 01, 2020
Simple Agreements For Future Equity [Line Items]
Proceeds from simple agreement for future equity notes	$ 1,225	$ 1,150	$ 1,250	$ 0
Symmetry Ml Inc [Member] | Issuance Of New Capital Units By Subsidiary Company [Member]
Simple Agreements For Future Equity [Line Items]
Base amount for determining the new number of units to be issued					$ 10,000
Percentage for determining the number of new units to be issued					80.00%
Symmetry Ml Inc [Member] | Liquidity Event [Member]
Simple Agreements For Future Equity [Line Items]
Base amount for determining the new number of units to be issued					$ 10,000
Percentage for determining the number of new units to be issued					80.00%